UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

1.31.2013

Ticker | JHI

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 96.2% (65.6% of Total Investments)				$171,891,433

(Cost $160,806,992)

Consumer Discretionary 17.1%				30,548,630

Auto Components 0.3%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	$550,000	596,750

Automobiles 0.8%
Automotores Gildemeister SA (S)	6.750	01/15/23	150,000	155,250
Chrysler Group LLC (Z)	8.250	06/15/21	240,000	266,400
Jaguar Land Rover Automotive PLC (S)	5.625	02/01/23	1,000,000	1,020,000

Hotels, Restaurants & Leisure 5.0%
Codere Finance Luxembourg SA (S)	9.250	02/15/19	1,000,000	755,000
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	1,000,000	1,107,483
Greektown Superholdings, Inc.	13.000	07/01/15	2,179,000	2,339,701
Grupo Posadas SAB de CV (S)	7.875	11/30/17	600,000	636,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	328,000	314,880
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	1,625,000	130,000
MCE Finance, Ltd. (S)	5.000	02/15/21	2,000,000	2,000,000
Mohegan Tribal Gaming Authority (S)(Z)	11.000	09/15/18	1,000,000	865,000
Waterford Gaming LLC (S)	8.625	09/15/14	695,903	392,537
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	379,080

Household Durables 1.9%
Corporacion GEO SAB de CV (S)	9.250	06/30/20	1,000,000	1,020,000
Desarrolladora Homex SAB de CV (S)	9.750	03/25/20	1,000,000	1,040,000
Standard Pacific Corp. (Z)	8.375	05/15/18	140,000	165,200
Urbi Desarrollos Urbanos SAB de CV (S)	9.750	02/03/22	1,500,000	1,248,750

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc. (Z)	9.750	12/01/16	465,000	501,623

Media 4.8%
Cinemark USA, Inc. (Z)	7.375	06/15/21	365,000	404,238
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	271,338
Clear Channel Communications, Inc.	10.750	08/01/16	1,385,000	1,073,375
Clear Channel Communications, Inc., PIK	11.000	08/01/16	1,806,617	1,413,678
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000	420,591
News America, Inc. (Z)	7.750	01/20/24	980,000	1,252,832
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	495,760
Videotron, Ltd. (Z)	6.375	12/15/15	300,000	303,750
WMG Acquisition Corp. (Z)	11.500	10/01/18	685,000	796,313
XM Satellite Radio, Inc. (S)(Z)	7.625	11/01/18	2,000,000	2,220,000

Multiline Retail 2.1%
Lotte Shopping Company, Ltd. (S)	3.375	05/09/17	1,400,000	1,453,990
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	215,000	234,608
Michaels Stores, Inc. (Z)	11.375	11/01/16	1,975,000	2,061,426

Specialty Retail 1.5%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000	799,200
Hillman Group, Inc.	10.875	06/01/18	290,000	315,738
Party City Holdings, Inc. (S)(Z)	8.875	08/01/20	1,000,000	1,080,000
Sonic Automotive, Inc. (Z)	9.000	03/15/18	145,000	159,138
Toys R Us Property Company II LLC (Z)	8.500	12/01/17	225,000	236,813

1

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Consumer Discretionary (continued)

Textiles, Apparel & Luxury Goods 0.4%
PVH Corp.	7.375	05/15/20	$550,000	$622,188

Consumer Staples 4.9%				8,749,800

Beverages 1.2%
Ajecorp BV (S)(Z)	6.500	05/14/22	1,000,000	1,100,000
Corporacion Lindley SA (S)	6.750	11/23/21	245,000	283,588
SABMiller Holdings, Inc. (S)(Z)	3.750	01/15/22	750,000	796,677

Food Products 2.7%
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,065,932
Corporacion Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	369,250
ESAL GmbH (S)	6.250	02/05/23	1,100,000	1,061,413
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	546,000
Marfrig Holding Europe BV (S)	9.875	07/24/17	600,000	591,000
Minerva Luxembourg SA (S)	7.750	01/31/23	900,000	922,500
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	189,438

Household Products 0.4%
Reynolds Group Issuer, Inc. (Z)	8.500	05/15/18	390,000	409,500
Yankee Candle Company, Inc.	8.500	02/15/15	20,000	20,050
Yankee Candle Company, Inc., Series B (Z)	9.750	02/15/17	315,000	326,816

Personal Products 0.1%
Revlon Consumer Products Corp.	9.750	11/15/15	185,000	195,175

Tobacco 0.5%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	872,461

Energy 15.5%				27,701,962

Energy Equipment & Services 3.7%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	750,000
Forbes Energy Services, Ltd. (Z)	9.000	06/15/19	295,000	262,550
Gazprom OAO Via RBS AG (S)(Z)	9.625	03/01/13	1,000,000	1,005,280
Inkia Energy, Ltd. (S)	8.375	04/04/21	1,400,000	1,568,000
Offshore Group Investments, Ltd. (Z)	11.500	08/01/15	2,475,000	2,685,375
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	282,225

Oil, Gas & Consumable Fuels 11.8%
Afren PLC (S)(Z)	10.250	04/08/19	2,000,000	2,360,000
Afren PLC (S)	11.500	02/01/16	2,000,000	2,330,000
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	740,000	662,300
CNOOC Finance 2012, Ltd. (S)(Z)	5.000	05/02/42	1,000,000	1,110,453
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,083,318
DTEK Finance BV (S)	9.500	04/28/15	1,000,000	1,030,000
EV Energy Partners LP (Z)	8.000	04/15/19	405,000	432,338
Georgian Oil and Gas Corp. (S)	6.875	05/16/17	1,500,000	1,567,500
Indo Energy Finance II BV (S)	6.375	01/24/23	300,000	306,000
Linn Energy LLC (Z)	8.625	04/15/20	390,000	429,975
McMoRan Exploration Company (Z)	11.875	11/15/14	1,700,000	1,802,000
Niska Gas Storage US LLC (Z)	8.875	03/15/18	565,000	589,013
Pan American Energy LLC (S)(Z)	7.875	05/07/21	1,100,000	1,025,750
Petrobras International Finance Company (Z)	5.375	01/27/21	500,000	547,881
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,226,019
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	1,250,000	1,406,250
Regency Energy Partners LP	9.375	06/01/16	741,000	791,018

2

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Energy (continued)

Thermon Industries, Inc. (Z)	9.500	05/01/17	$1,131,000	$1,261,065
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	218,893
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	246,509
W&T Offshore, Inc. (S)	8.500	06/15/19	150,000	160,500
W&T Offshore, Inc. (Z)	8.500	06/15/19	525,000	561,750

Financials 19.6%				35,100,212

Capital Markets 2.5%
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	1,055,935
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,088,909
The Goldman Sachs Group, Inc. (Z)	6.150	04/01/18	1,000,000	1,174,907
The Goldman Sachs Group, Inc.	6.250	09/01/17	1,000,000	1,170,433

Commercial Banks 6.0%
Banco Bradesco SA (S)(Z)	5.750	03/01/22	500,000	541,250
Banco de Galicia y Buenos Aires (S)(Z)	8.750	05/04/18	410,000	339,275
Bancolombia SA (Z)	5.950	06/03/21	860,000	993,300
Barclays Bank PLC (S)(Z)	6.050	12/04/17	1,595,000	1,780,913
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	1,000,000	1,145,000
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	317,063
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,201,318
Sberbank of Russia (S)(Z)	6.125	02/07/22	1,000,000	1,141,290
State Bank of India/London (S)(Z)	4.500	07/27/15	500,000	525,628
Turkiye Halk Bankasi AS (S)	3.875	02/05/20	600,000	589,529
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	1,000,000	1,077,500

Consumer Finance 0.9%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,067,723
SLM Corp. (Z)	8.450	06/15/18	485,000	577,834

Diversified Financial Services 3.6%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	345,900
Bank of Ceylon (S)	6.875	05/03/17	1,000,000	1,065,000
CorpGroup Banking SA (S)	6.750	03/15/23	1,000,000	999,850
Corporacion Andina de Fomento (Z)	3.750	01/15/16	690,000	727,842
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	498,300
Intercorp Retail Trust (S)(Z)	8.875	11/14/18	305,000	352,275
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,131,948
Nationstar Mortgage LLC (Z)	10.875	04/01/15	375,000	399,375

Insurance 2.0%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	827,110
Liberty Mutual Group, Inc. (S)(Z)	6.500	05/01/42	230,000	257,433
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	379,620
MetLife, Inc. (Z)	6.817	08/15/18	1,000,000	1,247,268
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	520,000	548,600
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	249,700

Investment Companies 0.6%
IPIC GMTN, Ltd. (S)(Z)	5.500	03/01/22	1,000,000	1,160,000

Real Estate Investment Trusts 1.2%
DuPont Fabros Technology LP (Z)	8.500	12/15/17	350,000	379,750
Health Care REIT, Inc. (Z)	6.200	06/01/16	345,000	394,282
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	381,716

3

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Servicios Corporativos Javer SAPI de CV (S)	9.875	04/06/21	$1,000,000	$1,022,500

Real Estate Management & Development 2.8%
Country Garden Holdings Company, Ltd. (S)	7.500	01/10/23	200,000	203,240
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	1,000,000	1,127,500
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	500,000	450,000
Realogy Corp.	11.500	04/15/17	1,095,000	1,177,125
Realogy Corp.	12.000	04/15/17	1,843,221	1,986,071

Health Care 1.8%				3,175,683

Health Care Providers & Services 1.6%
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,061,902
BioScrip, Inc. (Z)	10.250	10/01/15	510,000	541,238
Catalent Pharma Solutions, Inc.	9.500	04/15/15	202,939	204,968
Emergency Medical Services Corp. (Z)	8.125	06/01/19	100,000	109,500
ExamWorks Group, Inc. (Z)	9.000	07/15/19	680,000	730,150
HCA, Inc. (Z)	7.500	02/15/22	130,000	150,150

Pharmaceuticals 0.2%
Endo Health Solutions, Inc. (Z)	7.250	01/15/22	345,000	377,775

Industrials 8.1%				14,533,140

Aerospace & Defense 0.7%
Ducommun, Inc.	9.750	07/15/18	160,000	175,600
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	400,000	439,000
TransDigm, Inc. (Z)	7.750	12/15/18	495,000	550,069

Airlines 4.1%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	404,427	444,870
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,257,119	1,316,832
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	205,712	225,768
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	113,673	120,493
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	660,016	746,676
Emirates Airlines (S)	4.500	02/06/25	900,000	887,251
Global Aviation Holdings, Inc. (H)	14.000	08/15/13	1,263,000	416,790
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	558,025
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	922,350
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	225,696	261,807
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	530,866	614,478
United Air Lines, Inc. (S)	12.000	11/01/13	820,000	820,000

Building Products 0.3%
Euramax International, Inc. (Z)	9.500	04/01/16	120,000	116,400
Nortek, Inc. (Z)	8.500	04/15/21	235,000	266,138
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	187,200

Commercial Services & Supplies 0.9%
Garda World Security Corp. (S)	9.750	03/15/17	765,000	808,988
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	837,900

Construction & Engineering 0.7%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	1,380,000	1,297,200

Electrical Equipment 0.7%
Coleman Cable, Inc. (Z)	9.000	02/15/18	295,000	320,075
WPE International Cooperatief UA (S)	10.375	09/30/20	1,000,000	920,000

4

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Industrials (continued)

Industrial Conglomerates 0.2%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	$385,000	$415,480

Machinery 0.2%
Thermadyne Holdings Corp. (Z)	9.000	12/15/17	260,000	280,800

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	200,000	200,000

Road & Rail 0.2%
Avis Budget Car Rental LLC (Z)	9.625	03/15/18	345,000	382,950

Information Technology 1.8%				3,245,338

Computers & Peripherals 0.3%
Seagate HDD Cayman (Z)	7.000	11/01/21	565,000	620,088

Electronic Equipment, Instruments & Components 1.1%
CDW LLC (Z)	8.000	12/15/18	500,000	556,250
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	319,000
Viasystems, Inc. (S)(Z)	7.875	05/01/19	1,000,000	997,500

IT Services 0.4%
Brightstar Corp. (S)	9.500	12/01/16	700,000	752,500

Materials 12.3%				21,885,896

Chemicals 1.8%
Braskem Finance, Ltd. (S)(Z)	5.750	04/15/21	200,000	210,000
EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17	210,000	215,775
Fufeng Group, Ltd. (S)(Z)	7.625	04/13/16	985,000	975,150
Mexichem SAB de CV (S)	4.875	09/19/22	750,000	790,313
Unifrax I LLC (S)	7.500	02/15/19	1,000,000	1,000,000

Construction Materials 3.4%
Cemex Finance LLC (S)	9.375	10/12/22	1,000,000	1,130,000
Cemex Finance LLC (S)(Z)	9.500	12/14/16	1,000,000	1,067,500
Cemex SAB de CV (S)	9.000	01/11/18	1,000,000	1,080,000
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	367,500
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	1,000,000	1,065,010
Votorantim Cimentos SA (S)	7.250	04/05/41	1,000,000	1,140,000
Vulcan Materials Company (Z)	7.500	06/15/21	120,000	139,200

Containers & Packaging 2.6%
AEP Industries, Inc. (Z)	8.250	04/15/19	355,000	383,400
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	804,650
Berry Plastics Corp.	9.750	01/15/21	500,000	586,250
Cascades, Inc. (Z)	7.875	01/15/20	240,000	255,600
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	259,010
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	197,950
Pretium Packaging LLC	11.500	04/01/16	160,000	168,000
Sealed Air Corp. (S)(Z)	8.375	09/15/21	1,500,000	1,721,250
Tekni-Plex, Inc. (S)	9.750	06/01/19	275,000	302,500

Metals & Mining 3.8%
AngloGold Ashanti Holdings PLC (Z)	5.125	08/01/22	1,000,000	1,014,403
APERAM (S)(Z)	7.750	04/01/18	300,000	288,000
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	281,250
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	500,000	483,750
Ferrexpo Finance PLC (S)	7.875	04/07/16	600,000	604,500

5

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Materials (continued)

Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	$360,000	$423,000
Metinvest BV (S)(Z)	8.750	02/14/18	555,000	563,075
Rain CII Carbon LLC (S)	8.000	12/01/18	945,000	987,525
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	941,041
SunCoke Energy, Inc. (Z)	7.625	08/01/19	105,000	111,038
Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04/08/16	1,425,000	1,140,000

Paper & Forest Products 0.7%
Boise Paper Holdings LLC (Z)	8.000	04/01/20	515,000	570,363
Resolute Forest Products (Z)	10.250	10/15/18	537,000	618,893

Telecommunication Services 12.8%				22,793,835

Diversified Telecommunication Services 6.8%
Axtel SAB de CV (S)	7.625	02/01/17	810,000	607,500
Axtel SAB de CV (S)	9.000	09/22/19	260,000	183,300
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	540,000	570,375
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	580,350
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	503,513
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	620,000	651,839
GXS Worldwide, Inc. (Z)	9.750	06/15/15	430,000	448,275
Intelsat Luxembourg SA	11.250	02/04/17	1,470,000	1,558,200
Intelsat Luxembourg SA, PIK (Z)	11.500	02/04/17	390,000	413,400
Qtel International Finance, Ltd. (S)	3.875	01/31/28	1,000,000	996,719
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	265,625
Satmex Escrow SA de CV	9.500	05/15/17	1,404,000	1,460,160
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,000,000	1,052,500
Wind Acquisition Finance SA (S)(Z)	11.750	07/15/17	1,000,000	1,075,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	1,624,375	1,713,716

Wireless Telecommunication Services 6.0%
Clearwire Communications LLC (S)(Z)	12.000	12/01/17	2,000,000	2,355,000
Colombia Telecomunicaciones SA ESP (S)(Z)	5.375	09/27/22	1,000,000	1,005,000
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	851,394
Digicel Group, Ltd. (S)(Z)	8.250	09/30/20	265,000	295,475
SBA Tower Trust (S)	2.933	12/15/17	380,000	392,190
SBA Tower Trust (S)	5.101	04/17/17	580,000	649,179
Sprint Nextel Corp. (Z)	11.500	11/15/21	2,150,000	2,940,125
Telefonica Celular del Paraguay SA (S)	6.750	12/13/22	1,000,000	1,085,000
VimpelCom Holdings BV (S)	7.504	03/01/22	1,000,000	1,140,000

Utilities 2.3%				4,156,937

Electric Utilities 2.3%
Beaver Valley II Funding (Z)	9.000	06/01/17	298,000	302,337
BVPS II Funding Corp.	8.890	06/01/17	397,000	432,665
CE Generation LLC	7.416	12/15/18	422,800	432,842
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,103,445
FPL Energy National Wind LLC (S)	5.608	03/10/24	198,791	189,690
Israel Electric Corp., Ltd. (S)	6.700	02/10/17	1,000,000	1,105,039
PNPP II Funding Corp.	9.120	05/30/16	186,000	193,638
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	155,000	122,450
W3A Funding Corp. (Z)	8.090	01/02/17	267,417	274,831

6

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Convertible Bonds 1.2% (0.8% of Total Investments)				$2,123,656

(Cost $1,869,514)

Industrials 0.3%				539,281

Airlines 0.3%
United Continental Holdings, Inc. (Z)	4.500	06/30/21	$550,000	539,281

Materials 0.3%				499,375

Containers & Packaging 0.3%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	499,375

Telecommunication Services 0.6%				1,085,000

Wireless Telecommunication Services 0.6%
Clearwire Communications LLC (S)(Z)	8.250	12/01/40	1,000,000	1,085,000

Term Loans (M) 1.2% (0.8% of Total Investments)				$2,183,179

(Cost $2,172,111)

Consumer Discretionary 0.5%				897,150

Media 0.5%
PRIMEDIA, Inc.	7.500	01/12/18	935,750	897,150

Consumer Staples 0.1%				243,044

Personal Products 0.1%
Revlon Consumer Products Corp.	4.750	11/17/17	241,325	243,044

Health Care 0.2%				347,314

Health Care Providers & Services 0.2%
National Mentor Holdings, Inc.	6.500	02/09/17	343,875	347,314

Industrials 0.4%				695,671

Airlines 0.4%
Delta Air Lines, Inc.	5.500	04/20/17	689,500	695,671

Capital Preferred Securities (a) 0.4% (0.3% of Total Investments)				$710,500

(Cost $700,000)

Financials 0.4%				710,500

Commercial Banks 0.4%
HSBC Finance Capital Trust IX (5.911% to 11/30/2015, then
3 month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	710,500

U.S. Government & Agency Obligations 28.6% (19.5% of Total Investments)				$51,151,346

(Cost $50,607,905)

U.S. Government 10.2%				18,278,752

U.S. Treasury Bonds
Bond	2.750	11/15/42	4,000,000	3,679,376
Bond (Z)	3.125	02/15/42	410,000	409,615
U.S. Treasury Notes
Note	0.625	09/30/17	6,000,000	5,950,782
Note (Z)	1.625	11/15/22	3,000,000	2,904,843

7

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government (continued)

Note (Z)	1.750	05/15/22	$1,120,000	1,107,313
Note (Z)	2.000	04/30/16	3,460,000	3,630,838
U.S. Treasury Strips, PO (Z)	2.907	11/15/30	1,025,000	595,985

U.S. Government Agency 18.4%				32,872,594

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03/01/41	3,002,155	3,366,192
30 Yr Pass Thru (Z)	6.500	06/01/37	27,110	29,986
30 Yr Pass Thru (Z)	6.500	10/01/37	58,269	64,414
30 Yr Pass Thru (Z)	6.500	11/01/37	135,111	149,360
30 Yr Pass Thru (Z)	6.500	12/01/37	60,417	66,789
30 Yr Pass Thru (Z)	6.500	03/01/38	241,271	267,018
Federal National Mortgage Association
30 Yr Pass Thru	3.000	10/29/27	670,000	662,216
30 Yr Pass Thru (Z)	3.500	06/01/42	2,419,814	2,559,615
30 Yr Pass Thru (Z)	4.000	12/01/40	6,001,233	6,538,766
30 Yr Pass Thru (Z)	4.000	09/01/41	4,650,835	4,997,650
30 Yr Pass Thru (Z)	4.000	10/01/41	2,257,057	2,445,116
30 Yr Pass Thru (Z)	4.500	10/01/40	3,422,551	3,742,322
30 Yr Pass Thru (Z)	5.000	02/01/41	463,056	520,526
30 Yr Pass Thru (Z)	5.000	04/01/41	808,803	901,980
30 Yr Pass Thru (Z)	5.500	06/01/38	1,776,333	1,925,066
30 Yr Pass Thru (Z)	5.500	08/01/40	309,830	336,644
30 Yr Pass Thru (Z)	6.000	05/01/37	1,208,172	1,324,302
30 Yr Pass Thru (Z)	6.500	07/01/36	489,475	544,978
30 Yr Pass Thru (Z)	6.500	10/01/37	305,719	339,352
30 Yr Pass Thru (Z)	6.500	01/01/39	1,884,095	2,090,302

Foreign Government Obligations 2.8% (1.9% of Total Investments)				$5,009,997

(Cost $5,157,151)

Argentina 1.7%				2,993,900

City of Buenos Aires (S)	12.500	04/06/15	2,500,000	2,412,500
Provincia de Neuquen (S)	7.875	04/26/21	680,000	581,400

Morocco 0.3%				612,000

Kingdom of Morocco (S)	4.250	12/11/22	600,000	612,000

South Korea 0.1%				221,134

Korea Development Bank (Z)	4.375	08/10/15	205,000	221,134

Ukraine 0.7%				1,182,963

City of Kyiv (S)	9.375	07/11/16	1,285,000	1,182,963

Collateralized Mortgage Obligations 10.5% (7.2% of Total Investments)				$18,810,402

(Cost $15,587,543)

Commercial & Residential 6.5%				11,592,503

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.050	12/25/46	6,385,804	550,263
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	198,788
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	432,931	450,247

8

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12/10/44	$365,000	$410,382
Series 2012-LC4, Class C (P)	5.649	12/10/44	290,000	332,074
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.623	09/20/46	28,502,482	2,410,845
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,391,769	1,846,752
Series 2004-9, Class B1 (P)	3.199	08/25/34	757,603	320,405
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.141	09/19/35	3,615,604	276,268
Series 2007-3, Class ES IO	0.350	05/19/47	6,908,355	49,049
Series 2007-4, Class ES IO	0.350	07/19/47	8,041,950	57,098
Series 2007-6, Class ES IO (S)	0.342	08/19/37	5,708,126	40,528
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.039	10/25/36	8,520,805	631,988
Series 2005-AR18, Class 2X IO	1.690	10/25/36	7,775,008	420,939
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	3,495,000	403,337
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	665,000	725,986
Series 2006-HQ8, Class AM	5.469	03/12/44	995,000	1,103,680
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.470	01/25/45	11,258,241	582,409
Series 2005-AR6, Class X IO	1.610	04/25/45	6,964,266	407,846
Series 2005-AR8, Class X IO	1.595	07/25/45	6,308,473	373,619

U.S. Government Agency 4.0%				7,217,899

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	3,459,069	722,932
Series 3830, Class NI IO	4.500	01/15/36	3,716,866	451,541
Series 4065, Class QA	3.000	08/15/41	848,040	888,682
Series 4068, Class AP	3.500	06/15/40	1,268,406	1,339,798
Series 4068, Class BH	3.000	06/15/40	1,061,706	1,105,045
Series K017, Class X1 IO	1.455	12/25/21	2,719,637	268,855
Series K709, Class X1 IO	1.546	03/25/19	3,279,602	263,126
Series K710, Class X1 IO	1.784	05/25/19	2,485,612	234,527
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	1,442,174	376,899
Series 2012-67, Class KG	3.500	02/25/41	389,840	422,681
Series 398, Class C3 IO	4.500	05/25/39	579,785	59,819
Series 402, Class 3 IO	4.000	11/25/39	672,136	75,788
Series 402, Class 4 IO	4.000	10/25/39	1,096,063	110,043
Series 407, Class 15 IO	5.000	01/25/40	1,069,655	154,905
Series 407, Class 21 IO	5.000	01/25/39	735,622	73,194
Series 407, Class 7 IO	5.000	03/25/41	824,349	151,129
Series 407, Class 8 IO	5.000	03/25/41	213,461	31,532
Series 407, Class C6 IO	5.500	01/25/40	1,727,539	291,530
Government National Mortgage Association
Series 2012-114, Class IO	1.026	01/16/53	1,988,231	195,873

9

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities 3.0% (2.1% of Total Investments)				$5,405,859

(Cost $4,733,635)

Asset Backed Securities 3.0%				5,405,859

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.334	10/25/36	$149,645	72,013
Series 2006-ASP5, Class A2C (P)	0.384	10/25/36	294,507	142,805
Series 2006-ASP5, Class A2D (P)	0.464	10/25/36	562,960	276,223
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.354	09/25/36	1,537,550	590,536
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.404	01/25/36	566,779	537,074
Contimortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	33,209	32,978
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.384	06/25/36	627,203	622,507
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,103,200	1,245,172
MASTR Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.314	11/25/36	1,729,982	798,944
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.354	06/25/36	508,992	353,513
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	655,200	734,094

			Shares	Value

Common Stocks 0.9% (0.6% of Total Investments)				$1,641,267

(Cost $2,390,336)

Consumer Discretionary 0.2%				450,780

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)			977	79,137

Media 0.2%
Charter Communications, Inc., Class A (I)(Z)			4,301	335,349
Dex One Corp. (I)			20,979	36,294
Vertis Holdings, Inc. (I)			34,015	0

Materials 0.7%				1,190,487

Containers & Packaging 0.7%
Rock-Tenn Company, Class A (Z)			15,079	1,190,487

			Shares	Value

Preferred Securities (b) 1.3% (0.9% of Total Investments)				$2,314,757

(Cost $2,700,727)

Consumer Discretionary 1.0%				1,774,157

Automobiles 0.1%
General Motors Company, Series B, 4.750% (Z)			5,290	229,163

Hotels, Restaurants & Leisure 0.9%
Greektown Superholdings, Inc., Series A (I)			19,074	1,544,994

10

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

			Shares	Value

Utilities 0.3%				540,600

Electric Utilities 0.3%
PPL Corp., 9.500%			10,000	540,600

		Maturity
	Rate (%)	date	Par value	Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$4,100

(Cost $0)

Materials 0.0%				4,100

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	$1,640,000	4,100

Short-Term Investments 0.4% (0.3% of Total Investments)				$762,000

(Cost $762,000)

			Par value	Value

Repurchase Agreement 0.4%				762,000

Repurchase Agreement with State Street Corp. dated 1-31-13 at
0.010% to be repurchased at $762,000, on 2-1-13, collateralized by
$765,000 U.S. Treasury Notes, 1.000% due 3-31-17 (valued at
$777,626)			762,000	762,000

Total investments (Cost $247,487,914)† 146.5%				$262,008,496

Other assets and liabilities, net (46.5%)				($83,195,315)

Total net assets 100.0%				$178,813,181

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

11

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $103,122,199 or 57.7% of the Fund's net assets as of 1-31-13.

(Z) All or a portion of this security is segregated as collateral pursuant to the Credit Facility Agreement. Total collateral value at 1-31-13 was $145,343,523.

† At 1-31-13, the aggregate cost of investment securities for federal income tax purposes was $248,063,507. Net unrealized appreciation aggregated $13,944,989, of which $21,764,146 related to appreciated investment securities and $7,819,157 related to depreciated investment securities.

12

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2013, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	1-31-13	Price	Observable Inputs	Inputs
Corporate Bonds	$171,891,433	—	$170,734,016	$1,157,417
Convertible Bonds	2,123,656	—	2,123,656	—
Term Loans	2,183,179	—	2,183,179	—
Capital Preferred Securities	710,500	—	710,500	—
U.S. Government & Agency Obligations	51,151,346	—	51,151,346	—
Foreign Government Obligations	5,009,997	—	5,009,997	—
Collateralized Mortgage Obligations	18,810,402	—	18,663,727	146,675
Asset Backed Securities	5,405,859	—	5,405,859	—
Common Stocks	1,641,267	$1,562,130	—	79,137
Preferred Securities	2,314,757	769,763	—	1,544,994
Escrow Certificates	4,100	—	4,100	—
Short-Term Investments	762,000	—	762,000	—

Total Investments in Securities	$262,008,496	$2,331,893	$256,748,380	$2,928,223
Other Financial Instruments
Interest Rate Swaps	($995,123)	—	($995,123)	—

13

John Hancock Investors Trust
As of 1-31-13 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate	Collateralized	Common	Preferred
	Bonds	Mortgage Obligations	Stocks	Securities	Total
Balance as of 10-31-12	$1,123,959	$153,502	$54,907	$1,498,072	$2,830,440
Realized gain (loss)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	33,458	(6,770)	24,230	46,922	$97,840
Purchases	—	—	—	—	—
Sales	—	(57)	—	—	($57)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of 1-31-13	$1,157,417	$146,675	$79,137	$1,544,994	$2,928,223
Change in unrealized at period end*	$33,458	($6,770)	$24,230	$46,922	$97,840

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended January 31, 2013, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2013.

	USD Notional	Payments Made	Payments
Counterparty	Amount	by Fund	Received by Fund	Maturity Date	Market Value

Morgan Stanley
Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($725,212)
Morgan Stanley
Capital Services	$22,000,000	Fixed 1.093750%	3 Month LIBOR (a)	May 2017	(269,911)
Total					($995,123)

(a) At 1-31-13, the 3-month LIBOR rate was 0.29800%

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P5Q1 1/13
3/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	March 14, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 14, 2013